NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS

1.	NATURE OF BUSINESS

Next Bridge Hydrocarbons, Inc. (the “Company”) was incorporated in Nevada on August 31, 2021, as OilCo Holdings, Inc. and changed its name to Next Bridge Hydrocarbons, Inc. pursuant to its Amended and Restated Articles of Incorporation filed on June 30, 2022. The Company spun off from Meta Materials, Inc. (“Meta”) on December 14, 2022, resulting in the Company becoming an independent company (the “Spin-Off”). Prior to the Spin-Off, the Company was a wholly-owned subsidiary of Meta. Meta became the parent of the Company’s subsidiaries in June 2021 in a merger transaction with Torchlight Energy Resources, Inc. (“Torchlight”), the previous parent of the subsidiaries and developer of the properties from their inception up to June 2021.

The Company is an energy company engaged in the acquisition, exploration, exploitation and development of oil and natural gas properties in the United States. The Company’s primary focus has been the development of interests in an oil and natural gas project the Company holds in the Orogrande Basin in West Texas in Hudspeth County, Texas (the “Orogrande Project”). In addition, the Company has minor interests in the Eastern edge of the Midland Basin in Texas (the “Hazel Project”), and two minor well interests in the Hunton wells located in Oklahoma (the “Oklahoma Properties”). The Company currently has no full-time employees, and the Company employs consultants for various roles as needed.

The Company operates its business through nine wholly owned subsidiaries Torchlight Energy, Inc., a Nevada corporation (“TEI”), Hudspeth Oil Corporation, a Texas corporation (“Hudspeth”), Torchlight Hazel, LLC, a Texas limited liability company (“Torchlight Hazel”), Wolfbone Investments, LLC, a Texas limited liability company (“Wolfbone”), Hudspeth Operating, LLC, a Texas limited liability company and wholly owned subsidiary of Hudspeth (“Hudspeth Operating”), Wildcat Panther, LLC, a Texas limited liability company (“Panther”), Wildcat Valentine, LLC, a Texas limited liability company (“Valentine”), Wildcat Cowboy, LLC, a Texas limited liability company (“Cowboy”), Wildcat Packer, LLC, a Texas limited liability company (“Packer”). All intercompany transactions have been eliminated in the consolidated financial statements.

1.	NATURE OF BUSINESS

Next Bridge Hydrocarbons, Inc. (the “Company”) was incorporated in Nevada on August 31, 2021, as OilCo Holdings, Inc. and changed its name to Next Bridge Hydrocarbons, Inc. pursuant to its Amended and Restated Articles of Incorporation filed on June 30, 2022. The Company spun off from Meta Materials, Inc. (“Meta”) on December 14, 2022, resulting in the Company becoming an independent company (the “Spin-Off”). Prior to the Spin-Off, the Company was a wholly owned subsidiary of Meta. Meta became the parent of the Company’s subsidiaries in June 2021 in a merger transaction with Torchlight Energy Resources, Inc. (“Torchlight”), the previous parent of the subsidiaries and developer of the properties from their inception up to June 2021.

Effective December 14, 2022 (the “Spin-Off Date”), the Company and all of its wholly owned subsidiaries were involved in a spin off transaction from the Company’s former parent, Meta. Meta spun the Company and the Company’s wholly owned oil and natural gas subsidiaries in fulfillment of a preferred shareholder liability and other working capital items. As part of the Spin-Off, a change in control event occurred. The Company elected to apply “pushdown” accounting by applying the guidance in Accounting Standards Codification Topic (“ASC”) 805, Business Combinations, including the recognition of the Company’s assets and liabilities at fair value as of December 14, 2022, as the fair value of the new basis of net assets of the Company. Accordingly, the consolidated financial statements of the Company for periods before and after December 14, 2022 reflect different bases of accounting, and the financial positions and results of operations of those periods are not comparable. Throughout the Company’s consolidated financial statements and the accompanying notes herein, periods prior to the change of control are identified as “Predecessor” and periods after the change of control are identified as “Successor.” Meta no longer owns 100% of the Company and the Company is now owed by various shareholders. The new shareholders received common stock as consideration and the fair value was determined using the income approach.

The following table summarizes the fair value of the assets acquired and liabilities assumed at the Spin-Off Date.

Consideration in common stock	$51,362,187

Recognized Assets and Liabilities
Cash and cash equivalents	$319,987
Accounts receivable, related party	177,519
Prepaids	154,075
Oil and natural gas properties	77,645,689
Other assets	119,364
Accounts payable	(5,310,456)
Notes payable	(20,000,000)
Accrued interest	(1,498,217)
Asset retirement obligation	(245,774)
Net Assets Recognized	$51,362,187

The accompanying consolidated financial statements contain comparative financial disclosures from the consolidated financial statements for 2022 of the predecessor Company, Meta Materials, Inc., described above. Certain items have been restated as detailed in Note 12.

The Company is an energy company engaged in the acquisition, exploration, exploitation and development of oil and natural gas properties in the United States. The Company’s primary focus has been the development of interests in an oil and natural gas project the Company holds in the Orogrande Basin in West Texas in Hudspeth County, Texas (the “Orogrande Project”). In addition, the Company has minor interests in the Eastern edge of the Midland Basin in Texas (the “Hazel Project”), and two minor well interests in the Hunton wells located in Oklahoma (the “Oklahoma Properties”). The Company has five full-time employees, and the Company employs consultants for various roles as needed.

The Company operates its business through five wholly owned subsidiaries Torchlight Energy, Inc., a Nevada corporation (“TEI”), Hudspeth Oil Corporation, a Texas corporation (“Hudspeth”), Torchlight Hazel, LLC, a Texas limited liability company (“Torchlight Hazel”), Wolfbone Investments, LLC, a Texas limited liability company (“Wolfbone”) and Hudspeth Operating, LLC, a Texas limited liability company and wholly owned subsidiary of Hudspeth (“Hudspeth Operating”). All intercompany transactions have been eliminated in the consolidated financial statements.